Offsets	Nov. 05, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Zenas BioPharma, Inc.
Form or Filing Type	S-3
File Number	333-290777
Initial Filing Date	Oct. 08, 2025
Fee Offset Claimed	$ 6,465.21
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.0001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 46,815,389.00
Termination / Withdrawal Statement	On October 8, 2025, the registrant filed the Registration Statement, which includes a sales agreement prospectus supplement covering the offering, issuance and sale by the registrant of up to an aggregate of $200,000,000 of its common stock pursuant to its "at-the-market" offering program (the "Prior Prospectus Supplement"). The registrant incurred a filing fee in the amount of $27,620.00 in connection with the Prior Prospectus Supplement, which fee was calculated pursuant to Rule 457(o) under the Securities Act (at the fee rate in effect on the filing date of the Prior Prospectus Supplement of $138.10 per million dollars of the maximum aggregate offering price). As of the date of filing of this prospectus supplement, $46,815,389.00 of shares of the registrant's common stock (the "Unsold Securities") remained unsold under the Prior Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, filing fees in the amount of $6,465.21 relating to the Unsold Securities are being carried forward, and the offering pursuant to the Prior Prospectus Supplement is deemed terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Zenas BioPharma, Inc.
Form or Filing Type	S-3
File Number	333-290777
Filing Date	Oct. 08, 2025
Fee Paid with Fee Offset Source	$ 6,465.21